Summary Of Significant Accounting Policies (Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Accounting Policies [Abstract]
Other definite-lived intangibles	$ 15.1	$ 15.5
Accumulated amortization	(7.3)	(6.3)
Other definite-lived intangible assets, net of accumulated amortization	7.8	9.2
Below-market leases	29.2	29.2
Accumulated amortization	(11.5)	(9.6)
Below-market leases, net of accumulated amortization	17.7	19.6
Above-market leases	(21.4)	(21.4)
Accumulated amortization	6.4	4.9
Above-market leases, net of accumulated amortization	$ (15.0)	$ (16.5)